Commitments and contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease payments

Years Ending December 31,
2022	$563
2023	2,276
2024	1,228
2025	151
2026	152
Thereafter	732
Total minimum lease payments	$5,102
Less: Imputed interest	(930)
Total operating lease liabilities	$4,172

	2021	2020
Lease expense
Operating lease expense	$1,507	$1,479
Short-term lease expense	601	586
Less: Sublease income	(802)	(605)
Total lease expense	$1,306	$1,460